DIGITAL ASSETS	9 Months Ended
Sep. 30, 2025
Crypto Asset, Holding [Line Items]
DIGITAL ASSETS	DIGITAL ASSETS
As of September 30, 2025 and December 31, 2024, the Company held digital assets of $4.2 billion and $2.9 billion, respectively. The Company had net gains / (losses) on digital assets of $453.8 million and $570.5 million for the three and nine months ended September 30, 2025, respectively, and $112.0 million and $436.4 million for the three and nine months ended September 30, 2024, respectively.
The following tables provide additional detail related to the Company’s digital assets balance as of September 30, 2025 and December 31, 2024:

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	September 30, 2025
Digital intangible assets (includes $1,287.5 million measured at fair value)	$1,413,619	$—	$55,635	$1,469,254
Digital financial assets	—	101,551	—	101,551
Total self-custodied (1)	1,413,619	101,551	55,635	1,570,805

Digital intangible assets (includes $850.9 million measured at fair value)	1,002,275	—	865	1,003,140
Digital financial assets	—	45,855	—	45,855
Total held with third parties, including centralized trading platforms	1,002,275	45,855	865	1,048,995

Collateral posted with counterparties (2) (measured at fair value)	536,773	—	—	536,773

Digital assets associated with decentralized finance protocols (2)(3)	832,418	175,543	—	1,007,961
Total digital assets	$3,785,085	$322,949	$56,500	$4,164,534

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	December 31, 2024
Digital intangible assets (includes $1,480.9 million measured at fair value)	$1,544,377	$—	$75	$1,544,452
Digital financial assets	—	353,459	—	353,459
Total self-custodied (1)	1,544,377	353,459	75	1,897,911

Digital intangible assets (includes $451.4 million measured at fair value)	523,002	—	20,904	543,906
Digital financial assets	—	1,392	—	1,392
Total held with third parties, including centralized trading platforms	523,002	1,392	20,904	545,298

Collateral posted with counterparties (2) (measured at fair value)	85,874	—	—	85,874

Digital assets associated with decentralized finance protocols (3)	394,328	4,814	—	399,142
Total digital assets	$2,547,581	$359,665	$20,979	$2,928,225
__________________
(1)Includes digital assets subject to sale restrictions, as well as certain digital assets bonded to validator nodes. Excludes digital assets issued by decentralized finance protocols which are self-custodied.
(2)Digital intangible assets posted as collateral under master loan agreements to third parties, for which control has not transferred, supports digital asset and fiat borrowings of $382.6 million and $53.7 million as of September 30, 2025 and December 31, 2024, respectively.
(3)Digital assets associated with decentralized finance protocols collectively support borrowings on these platforms of $115.0 million and $124.9 million as of September 30, 2025 and December 31, 2024, respectively. Decentralized finance protocols typically require borrowers to maintain a loan to value ratio of no greater than approximately 80% and 95%, collateral dependent. Includes self-custodied wrapped digital assets and digital assets held in smart contracts where the Company retains control.
Digital Assets Associated with Decentralized Finance Protocols
Digital assets associated with decentralized finance protocols includes receipt tokens from decentralized finance protocols, which are digital assets issued by decentralized protocols that derive their value from other digital assets. These tokens allow the holder to redeem the underlying digital assets from the decentralized protocols. Although these receipt tokens are generally stored in the Company’s self-custodied wallets, their economic values are derived from the operations of the protocols that issued the tokens and other digital assets that are held in such protocols via smart contracts. These receipt tokens are used in trading, borrowing and staking on decentralized finance protocols.
In order to transact on decentralized finance protocols, the Company converts some of its digital assets into wrapped tokens (e.g., “wBTC” and “wETH”) which are also included in Digital assets associated with decentralized finance protocols. Wrapped tokens are digital assets that can interact with smart contracts or operate on another blockchain. The Company typically wraps digital assets in expectation of deploying them on decentralized finance protocols.
Some decentralized finance protocols may hold the Company’s digital assets in a smart contract from which only the Company can redeem the digital assets. These decentralized finance protocols do not issue receipt tokens and do not obtain control of the Company’s digital assets. Therefore the tokens continue to be recognized by the Company.
Digital Assets Subject to Lock-up Schedules
Certain digital assets are subject to sale restrictions through lock-up schedules typically associated with purchases from foundations. Digital assets restricted by lock-up schedules which have not yet been received by the Company are recognized as Digital assets receivable.
The Company held $112.7 million and $59.9 million of digital assets restricted by lock-up schedules as of September 30, 2025 and December 31, 2024, respectively. The fair value of digital assets subject to sale restrictions by lock-up schedule acquired prior to January 1, 2024 includes a discount for lack of marketability. Sale restrictions associated with these digital assets range from less than one week to approximately 2 years.
Staked Digital Assets
The Company had staked $261.9 million and $371.7 million of digital assets, including digital assets staked on decentralized finance protocols (i.e., liquid staked tokens), as of September 30, 2025 and December 31, 2024, respectively. The Company’s ability to sell or transfer staked digital assets is subject to restrictions related to unbonding periods on the respective blockchains. As of September 30, 2025 and December 31, 2024, the majority of the Company’s staked digital assets on various blockchains, including Ethereum, could be unbonded within 7 and 11 days, respectively.
Significant Digital Asset Holdings
The Company’s digital asset balance includes digital assets borrowed from counterparties, deposited by counterparties as collateral for which Galaxy has control, and any digital assets which Galaxy has pledged as collateral and retains control. The following tables show the Company’s most significant gross digital asset holdings as of September 30, 2025 and December 31, 2024:

	September 30, 2025
(in thousands except for quantity)	Quantity	Historical cost	Carrying value
Bitcoin	18,400	$2,087,617	$2,098,313
USDC	138,936,587	139,676	138,881
SOL	659,207	137,055	137,563
SUSDC	116,838,833	124,847	124,943
Ether	29,200	117,203	121,037
HYPE	2,306,639	69,021	104,401
USDS	35,102,923	35,304	35,176
NEAR	11,115,528	35,248	29,223
Other	not meaningful	278,844	263,384
Digital assets measured at fair value		3,024,815	3,052,921
Digital assets not measured at fair value	not meaningful	1,147,049	1,111,613
Total digital assets		$4,171,864	$4,164,534

	December 31, 2024
(in thousands except for quantity)	Quantity	Historical cost	Carrying value
Bitcoin	13,704	$1,335,194	$1,277,816
Ether	112,248	378,907	373,871
USDC	333,713,029	334,224	333,652
SOL	498,767	73,567	94,288
UNI	5,216,565	71,911	68,922
TIA	9,626,784	17,995	34,116
Other	not meaningful	231,228	195,357
Digital assets measured at fair value		2,443,026	2,378,022
Digital assets not measured at fair value	not meaningful	598,295	550,203
Total digital assets		$3,041,321	$2,928,225
As of September 30, 2025, Aave, Spark, and Kamino represented approximately 41%, 19%, and 17%, respectively, of the Company’s digital assets associated with decentralized finance protocols. As of December 31, 2024, Sky DAO (f.k.a. Maker DAO), Coinbase (via wrapped tokens), and Aave represented approximately 41%, 18%, and 10%, respectively, of the Company’s digital assets associated with decentralized finance protocols.

Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
DIGITAL ASSETS	DIGITAL ASSETS
The following tables provide additional detail related to the digital assets for the years ended December 31, 2024 and 2023:

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	December 31, 2024
Digital intangible assets (includes $1.5 billion measured at fair value)	$1,544,377	$—	$75	$1,544,452
Digital financial assets	—	353,459	—	353,459
Total self-custodied (1)	1,544,377	353,459	75	1,897,911

Digital intangible assets (includes $451.4 million measured at fair value)	523,002	—	20,904	543,906
Digital financial assets	—	1,392	—	1,392
Total held with third parties, including centralized trading platforms	523,002	1,392	20,904	545,298

Collateral posted with counterparties(2) (measured at fair value)	85,874	—	—	85,874

Receipt tokens from decentralized finance protocols(3)	298,263	—	—	298,263
Other digital assets associated with decentralized finance protocols(3)(4)	96,065	4,814	—	100,879
Total digital assets associated with decentralized finance protocols	394,328	4,814	—	399,142
Total digital assets	$2,547,581	$359,665	$20,979	$2,928,225

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	December 31, 2023
Digital intangible assets (includes $528.3 million measured at fair value)	$530,579	$—	$41,356	$571,935
Digital financial assets	—	73,302	—	73,302
Total self-custodied(1)	530,579	73,302	41,356	645,237

Digital intangible assets (includes $112.6 million measured at fair value)	178,577	—	—	178,577
Digital financial assets	—	1,084	—	1,084
Total held with third parties, including centralized trading platforms	178,577	1,084	—	179,661

Collateral posted with counterparties(2) (measured at fair value)	56,674	—	—	56,674

Receipt tokens from decentralized finance protocols(3)	166,788	—	—	166,788
Other digital assets associated with decentralized finance protocols(3)(4)	39,811	—	—	39,811
Total digital assets associated with decentralized finance protocols	206,599	—	—	206,599
Total digital assets	$972,429	$74,386	$41,356	$1,088,171
_______________
(1)Includes digital assets subject to sale restrictions, as well as certain digital assets bonded to validator nodes. Excludes digital assets issued by decentralized finance protocols which are self-custodied.
(2)Digital intangible assets posted as collateral under master loan agreements to third parties, for which control has not transferred, supports digital asset and fiat borrowings of $53.7 million and $50.8 million as of December 31, 2024 and 2023, respectively.
(3)Digital assets associated with decentralized finance protocols collectively support borrowings on these platforms of $124.9 million and $123.0 million as of December 31, 2024 and 2023, respectively. Decentralized finance protocols typically require borrowers to maintain a loan to value ratio of 70% and 100%.
(4)Includes self-custodied wrapped digital assets and digital assets held in smart contracts where the Company retains control.
Digital Assets Associated with Decentralized Finance Protocols
Receipt tokens from decentralized finance protocols
Receipt tokens from decentralized finance protocols are digital assets issued by decentralized protocols which derive their value from other digital assets. These tokens allow the holder to redeem the underlying digital assets from the decentralized protocols. Although these receipt tokens are generally stored in the Company's self-custodied wallets, their economic values are derived from the operations of the protocols that issued the tokens and other digital assets that are held in such protocols via smart contracts. These receipt tokens are used in trading, borrowing and staking on decentralized finance protocols.
Other digital assets associated with decentralized finance protocols
In order to transact on decentralized finance protocols, the Company converts some of its digital assets into wrapped tokens (e.g., “wBTC” and “wETH”). Wrapped tokens are digital assets that can interact with smart contracts or operate on another blockchain. The Company typically wraps digital assets in expectation of deploying them on decentralized finance protocols.
Some decentralized finance protocols may hold the Company's digital assets in a smart contract from which only the Company can redeem the digital assets. These decentralized finance protocols do not issue receipt tokens and do not obtain control of the Company's digital assets. Therefore, the tokens continue to be recognized by the Company.
Digital Assets Subject to Lock-up Schedules
Certain digital assets are subject to sale restrictions through lock-up schedules typically associated with purchases from foundations. Digital assets restricted by lock-up schedules which have not yet been received by the Company are recognized as Digital assets receivable.
The Company held $59.9 million and $68.0 million of digital assets restricted by lock-up schedules as of December 31, 2024 and 2023, respectively. The fair value of digital assets subject to sale restrictions by lock-up schedule acquired prior to January 1, 2024 includes a discount for lack of marketability. Sale restrictions associated with these digital assets range from approximately one week to approximately 3 years.
Staked Digital Assets
The Company had staked $371.7 million and $163.3 million of digital assets, including digital assets staked on decentralized finance protocols (i.e., liquid staked tokens), as of December 31, 2024 and 2023, respectively. The Company’s ability to sell or transfer staked digital assets is subject to restrictions related to unbonding periods, which are based on network traffic on the respective blockchains. As of December 31, 2024 and 2023, the majority of staked digital assets on various blockchains including Ethereum could be unbonded within 11 days, respectively. The majority of the Company’s staked digital assets are bonded to nodes operated by the Company. The blockchain rewards generated from proprietary staking activities for the years ended December 31, 2024, 2023, and 2022 was $30.0 million, $4.0 million and $7.5 million, respectively.
Digital Assets Held in Investment Companies
Consolidated subsidiaries that apply the specialized guidance for investment companies in ASC 946, Financial Services—Investment Companies, record their digital asset investments at fair value, with realized and unrealized gains and losses presented in Net gain / (loss) on digital assets. The Company’s realized gain or loss on a digital asset is calculated as the proceeds received from the sale of the digital asset less its assigned original cost. For the years ended December 31, 2024, 2023, and 2022, the Company recorded net realized gain / (loss) attributable to digital assets held in investment companies of $0, $0, and $(44.6) million, respectively. The net realized and unrealized gains / (losses) on digital assets attributed to the general partners of the consolidated sponsored funds and the gain / (losses) attributed to limited partner noncontrolling interests were recorded in the Treasury and Corporate segment. As of December 31, 2024 and December 31, 2023, the Company did not consolidate any of its sponsored investment funds.
Digital Assets Rollforward
The following tables summarize the activity within our significant digital asset classes for the years ended December 31, 2024 and 2023:

Assets (in thousands)	Carrying value as of December 31, 2023	Purchases and receipts (1)	Sales or disbursements (2)	Net transferred (borrow / loaned) (3)	Impairment	Gains(4)	Losses(4)	Carrying value as of December 31, 2024
Digital intangible assets	$277,634	$13,951,687	$(13,788,542)	$(54,557)	$(331,920)	$522,732	$(26,831)	$550,203
Digital intangible assets at fair value	736,151	36,373,625	(36,833,231)	717,704	—	2,772,182	(1,748,074)	2,018,357
Digital financial assets	74,386	12,231,270	(11,756,032)	(190,266)	—	2,507	(2,200)	359,665
Total digital assets	$1,088,171	$62,556,582	$(62,377,805)	$472,881	$(331,920)	$3,297,421	$(1,777,105)	$2,928,225

Assets (in thousands)	Carrying value as of December 31, 2022	Purchases and receipts (1)	Sales or disbursements (2)	Net transferred (borrow / loaned) (3)	Impairment	Gains(4)	Losses(4)	Carrying value as of December 31, 2023
Digital intangible assets	$68,785	$14,479,087	$(14,370,033)	$123,493	$(98,340)	$128,059	$(53,417)	$277,634
Digital intangible assets at fair value	293,598	43,422,739	(43,308,884)	(159,961)	—	1,200,898	(712,239)	736,151
Digital financial assets	199,632	16,036,792	(16,309,683)	135,843	—	12,968	(1,166)	74,386
Total digital assets	$562,015	$73,938,618	$(73,988,600)	$99,375	$(98,340)	$1,341,925	$(766,822)	$1,088,171
__________________
(1)Includes receipts of digital intangible assets and digital financial assets resulting from non-revenue transactions (e.g., cross-chain swaps of similar assets), receipt of loan interest, and pre-launch investments and other investment distributions.
(2)Digital intangible assets consists of digital assets sales costs, excluding impairment, included within Transaction expense in the consolidated statement of operations and disbursements of digital assets to satisfy certain liabilities. Digital financial assets includes disbursements to satisfy certain liabilities.
(3)Includes all movements impacting the Digital intangible assets and Digital financial assets line items in the consolidated statement of financial position associated with digital asset lending and borrowing activities including collateral and fair value revaluations, as applicable.
(4)Includes realized gains of $3.2 billion and $1.2 billion and realized losses of $1.6 billion and $753.4 million for the years ended December 31, 2024 and 2023, respectively.
Significant Digital Asset Holdings
The Company's digital asset balance includes digital assets borrowed from counterparties, deposited by counterparties as collateral for which Galaxy has control, and any digital assets which Galaxy has pledged as collateral and retains control. The following tables show our most significant gross digital asset holdings as of December 31, 2024 and 2023:

	December 31, 2024
(in thousands except for quantity)	Quantity	Cost basis	Fair value
Bitcoin	13,704	$1,335,194	$1,277,816
Ether	112,248	378,907	373,871
USDC	333,713,029	334,224	333,652
SOL	498,767	73,567	94,288
UNI	5,216,565	71,911	68,922
TIA	9,626,784	17,995	34,116
Other	not meaningful	231,228	195,357
Digital assets measured at fair value		2,443,026	2,378,022
Digital assets not measured at fair value	not meaningful	598,295	550,203
Total digital assets		$3,041,321	$2,928,225

	December 31, 2023
(in thousands except for quantity)	Quantity	Cost basis	Fair value
Bitcoin	9,725	$412,517	$411,093
Ether	70,774	164,210	161,450
USDC	74,359,987	74,350	74,338
TIA	12,000,000	2,700	67,536
Other	not meaningful	94,052	96,120
Digital assets measured at fair value		747,829	810,537
Digital assets not measured at fair value	not meaningful	296,357	277,634
Total digital assets		$1,044,186	$1,088,171
As of December 31, 2024, approximately 41%, 18%, and 10% of the Company's digital assets associated with decentralized finance protocols relate to digital assets issued by Sky DAO (f.k.a. Maker DAO), Coinbase wrapped bitcoin, and Aave, respectively.